FINANCIAL INSTRUMENTS - Movements in Derivative Instruments, Assets and Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Derivative [Line Items]
Derivative instruments , assets, start of the period	$ 40,090
Derivative instruments , liabilities, start of the period	0
Derivative instruments and hedges, net value, start of the period	40,090
Change in fair value of derivative instruments	(16,672)	$ (2,616)
Derivative instruments , assets, end of the period	23,668
Derivative instruments , liabilities, end of the period	(250)
Derivative instruments and hedges, net value, end of the period	23,418
Assets
Derivative [Line Items]
Change in fair value of derivative instruments	(16,422)
Liability
Derivative [Line Items]
Change in fair value of derivative instruments	$ (250)